Intangible Assets and Goodwill - Summary of the Goodwill Breakdown by CGU (Detail) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	€ 10,887	€ 10,796
ARES [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	4,424	4,424
Coil [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	3,006	2,915
Electromaps Or Software [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	€ 3,457	€ 3,457